Document and Entity Information	Nov. 30, 2022
Risk/Return:
Registrant Name	DELAWARE GROUP EQUITY FUNDS II
Registrant CIK	0000027574
SEC Form	485BPOS
Period end date	Nov. 30, 2022
Investment Company Type	N-1A
Amendment Flag	false